FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Carrying value and fair value of financial instruments (Details) - Carrying value - Bonds - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Carrying value and fair value of financial instruments
Carrying value, Financial liabilities	£ 7,380	£ 8,102
Fair value, Financial Liabilities	£ 6,987	£ 7,730